Capital structure (Tables)	12 Months Ended
Dec. 31, 2018
Banking and Thrift [Abstract]
Schedule of compliance with regulatory capital requirements
The following table sets forth the Bank's capital adequacy in accordance with the Basel III framework:

	December 31, 2018		December 31, 2017
	Actual	Regulatory minimum	Actual	Regulatory minimum
Capital
CET 1 capital	846,043	N/A	772,311	N/A
Tier 1 capital	846,043	N/A	772,311	N/A
Tier 2 capital	121,521	N/A	74,010	N/A
Total capital	967,564	N/A	846,321	N/A

Risk Weighted Assets	4,321,354	N/A	4,254,178	N/A

Leverage Ratio Exposure Measure	11,139,677	N/A	11,195,173	N/A

Capital Ratios (%)
CET 1 capital	19.6%	9.4%	18.2%	8.8%
Tier 1 capital	19.6%	10.9%	18.2%	10.3%
Total capital	22.4%	15.6%	19.9%	14.9%
Leverage ratio	7.6%	5.0%	6.9%	5.0%